Subsequent Events (Details) (USD $)	2 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Innovation Holdings S.A.	Dec. 24, 2012 Innovation Holdings S.A.
Subsequent Event [Line Items]
Common stock - shares issued					4,901,961	4,901,961
Loan Repayment From Affiliate	$ 1,000,000	$ 1,000,000	$ 15,000,000	$ 0
Loan To Affiliate Amendment Terms

In February 2013, Box Ships prepaid an amount of $1,000,000 of the unsecured loan that was granted on May 27, 2011, and reduced the outstanding balance of the respective loan to $13,000,000.

In addition, on March 11, 2013, the Company agreed to amend the terms of the loan agreement. Pursuant to the amended agreement, the Company agreed to extend the maturity of the loan for one year, from April 19, 2013 to April 19, 2014. During the remaining term of the loan, Box Ships is required to make quarterly principal installment payments in the amount of $1,000,000 each, commencing on April 19, 2013, with a final balloon payment of $9,000,000 due on the maturity date. In consideration for the amendment of the loan agreement, Box Ships agreed to pay an amendment fee of $65,000 and to increase the margin from 4.0% to 5.0%.